Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Feb. 28, 2019
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss are as follows:

	As at
	February 28, 2019	February 28, 2018	February 28, 2017
Accumulated net unrealized gains (losses) on available-for-sale investments	$2	$(7)	$(4)
Accumulated net unrealized losses on derivative instruments designated as cash flow hedges, net of tax	—	(1)	—
Foreign currency cumulative translation adjustment	(7)	(1)	(13)
Change in fair value from instruments-specific credit risk on Debentures	(14)	—	—
Actuarial losses associated with other post-employment benefit obligations	(1)	(1)	—
Accumulated other comprehensive loss	$(20)	$(10)	$(17)